GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 29, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.01%
3,600	Anglo American PLC	$ 118,391
200	Arkema SA	22,132
5,300	BlueScope Steel Ltd	66,541
2,000	Boliden AB(a)	65,534
2,200	Evonik Industries AG	72,345
8,000	Fortescue Metals Group Ltd	131,774
1,100	Kaneka Corp	39,504
9,000	Kingboard Holdings Ltd	36,675
1,000	Koninklijke DSM NV	174,813
2,200	Mitsubishi Gas Chemical Co Inc	50,338
2,300	Mitsui Chemicals Inc	65,906
1,800	Nippon Soda Co Ltd	51,556
1,100	Rio Tinto Ltd	92,069
13,600	St Barbara Ltd	22,699
1,400	Symrise AG	174,221
3,200	Tokuyama Corp	79,875
2,800	Umicore SA	158,591
		1,422,964
Communications — 3.39%
33,000	Ascential PLC(a)	149,343
38,500	BT Group PLC(a)	65,988
2,300	CyberAgent Inc	143,991
4,700	Deutsche Telekom AG	83,578
4,900	KDDI Corp	144,024
85	MercadoLibre Inc(a)	151,258
6,000	Nippon Telegraph & Telephone Corp	149,963
2,000	Orange SA	23,473
90	Shopify Inc Class A(a)	98,873
6,000	Telefonica SA	25,889
2,000	Telenet Group Holding NV	85,218
6,600	Television Francaise 1(a)	57,348
600	United Internet AG	26,037
		1,204,983
Consumer, Cyclical — 6.79%
7,400	Barratt Developments PLC(a)	64,426
800	Bayerische Motoren Werke AG	67,735
36,000	boohoo Group PLC(a)	166,377
600	Cie Generale des Etablissements Michelin SCA	82,684
2,800	CTS Eventim AG & Co KGaA(a)	165,197
2,100	Daimler AG	147,491
2,400	Daiwa House Industry Co Ltd	68,042
600	Daiwabo Holdings Co Ltd(a)	50,570
1,400	Ferguson PLC	162,514
20,000	Harvey Norman Holdings Ltd	81,002
6,000	Haseko Corp	70,723
5,700	Honda Motor Co Ltd	150,518
3,300	ITOCHU Corp	94,509
1,400	Japan Airlines Co Ltd(a)	24,990
500	Kaufman & Broad SA	22,907
5,000	Kindred Group PLC(a)	59,955
19,000	Kingfisher PLC(a)	72,102
1,700	Kohnan Shoji Co Ltd(a)	46,227
Shares		Fair Value
Consumer, Cyclical — (continued)
5,900	Marubeni Corp	$ 39,202
1,000	Mitsubishi Corp	25,332
3,300	Mitsui & Co Ltd	61,230
4,700	Pirelli & C SpA(a)(b)	24,477
6,500	Qantas Airways Ltd(a)	22,240
3,200	Redrow PLC(a)	22,957
700	Rheinmetall AG	73,914
6,793	Stellantis NV	103,269
9,200	Super Retail Group Ltd	78,505
3,700	Teijin Ltd	67,690
6,800	Volvo AB Class B(a)	167,543
4,500	Yokohama Rubber Co Ltd	70,877
25,000	Yue Yuen Industrial Holdings Ltd	54,383
		2,409,588
Consumer, Non-Cyclical — 10.85%
600	Adecco Group AG	37,479
80	Adyen NV(a)(b)	167,122
2,000	Alcon Inc(a)	143,535
2,500	Amadeus IT Group SA	159,608
1,100	Arcs Co Ltd(a)	24,347
3,900	Astellas Pharma Inc	63,305
2,400	Austevoll Seafood ASA	23,901
800	Bayer AG	48,418
3,200	British American Tobacco PLC	116,259
3,900	Carrefour SA	66,134
1,000	Cochlear Ltd	150,360
750	CSL Ltd	155,491
3,900	Experian PLC	136,261
9,200	Faes Farma SA(a)	41,010
500	Fresenius SE & Co KGaA	22,266
350	Genmab A/S(a)	139,351
9,200	GlaxoSmithKline PLC	170,830
2,000	GN Store Nord AS	152,366
4,500	Hikma Pharmaceuticals PLC	147,715
2,800	Imperial Brands PLC	56,181
11,200	Inghams Group Ltd	28,097
500	Ipsen SA	43,621
29,100	J Sainsbury PLC	97,145
4,300	Koninklijke Ahold Delhaize NV	123,429
3,500	Leroy Seafood Group ASA	24,379
2,400	Medipal Holdings Corp	49,139
3,700	Megmilk Snow Brand Co Ltd	79,825
27,900	Metcash Ltd	72,664
305	NMC Health PLC(a)	21
1,100	Novartis AG	99,600
6,200	Origin Enterprises PLC	24,743
2,300	Paramount Bed Holdings Co Ltd	100,730
17,700	Pharming Group NV(a)	25,131
800	Prima Meat Packers Ltd(a)	24,981
1,400	Randstad NV(a)	87,469
700	Roche Holding AG	241,579
1,100	Sanofi	103,453
5,600	Scandinavian Tobacco Group A/S(b)	101,389
700	Societe BIC SA	39,952
1,400	Swedish Orphan Biovitrum AB(a)	26,434

See Notes to Schedule of Investments.

January 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 29, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,100	TAL Education Group ADR(a)	$ 161,448
3,900	Tate & Lyle PLC	36,722
21,700	Tesco PLC	70,981
3,800	Toho Holdings Co Ltd(a)	71,562
200	UCB SA	20,710
42,000	United Laboratories International Holdings Ltd	29,120
32,500	WH Group Ltd(b)	26,337
7,100	Wm Morrison Supermarkets PLC	17,407
		3,850,007
Diversified — 0.07%
3,500	CK Hutchison Holdings Ltd	24,154
Energy — 1.92%
17,700	Beach Energy Ltd	22,016
17,800	ENEOS Holdings Inc	72,139
3,200	OMV AG	134,278
12,600	Petrofac Ltd(a)	20,478
11,800	Repsol SA	115,919
9,400	Royal Dutch Shell PLC Class B	163,801
3,600	Total SE	151,734
		680,365
Financial — 8.87%
4,500	3i Group PLC	68,160
6,500	Aegon NV	26,951
450	Allianz SE	101,704
1,700	ASR Nederland NV	65,899
1,400	Australia & New Zealand Banking Group Ltd	25,206
18,400	Aviva PLC	84,138
2,800	AXA SA	62,032
14,400	Banco Bilbao Vizcaya Argentaria SA	65,703
30,500	Banco Santander SA(a)	89,027
1,000	BAWAG Group AG(a)(b)	43,478
1,800	BNP Paribas SA(a)	86,320
4,500	CNP Assurances(a)	68,202
6,000	Credit Agricole SA(a)	67,909
3,300	Credit Saison Co Ltd	37,642
9,400	Credit Suisse Group AG	123,305
4,400	Dai-ichi Life Holdings Inc	67,042
300	Daito Trust Construction Co Ltd	31,264
900	Deutsche Boerse AG	144,498
3,200	DNB ASA(a)	62,299
9,500	FinecoBank Banca Fineco SpA(a)	147,723
3,700	Fukuoka Financial Group Inc	66,188
7,900	Gunma Bank Ltd	24,368
1,000	Hitachi Capital Corp(a)	24,672
6,700	Intermediate Capital Group PLC	155,309
1	Isracard Ltd	2
9,500	Kerry Properties Ltd	24,587
20,900	Legal & General Group PLC	69,482
Shares		Fair Value
Financial — (continued)
95,800	Lloyds Banking Group PLC(a)	$ 42,982
7,800	Mediobanca Banca di Credito Finanziario SpA(a)	69,414
15,000	Mitsubishi UFJ Financial Group Inc	67,737
5,100	Mitsubishi UFJ Lease & Finance Co Ltd	24,955
6,100	Mizuho Financial Group Inc	80,412
21,200	Nomura Holdings Inc	112,170
8,300	Nordea Bank Abp(a)	67,269
6,500	ORIX Corp	104,298
19,300	Resona Holdings Inc	66,997
800	Rothschild & Co(a)	27,281
1,500	Sompo Holdings Inc	59,898
7,300	Stockland REIT(a)	24,636
2,500	Sumitomo Mitsui Financial Group Inc	77,671
240	Swiss Life Holding AG	109,429
1,100	Sydbank AS(a)	22,855
12,800	UBS Group AG	184,497
21,800	UnipolSai Assicurazioni SpA	55,221
5,500	United Overseas Bank Ltd	96,634
50	Zurich Insurance Group AG	19,992
		3,147,458
Industrial — 5.64%
41,200	Austal Ltd	80,405
10,700	BAE Systems PLC	67,499
700	Bekaert SA	24,078
2,700	Bouygues SA	105,926
4,000	bpost SA(a)	47,323
3,100	Brother Industries Ltd	69,126
2,500	Cellnex Telecom SA(b)	146,459
60,000	China Resources Cement Holdings Ltd	66,139
3,600	Cia de Distribucion Integral Logista Holdings SA	67,725
2,400	Cie de Saint-Gobain(a)	119,307
2,200	Deutsche Post AG	108,669
50	dormakaba Holding AG	29,967
1,100	DSV Panalpina A/S	171,628
1,800	Hitachi Ltd	74,152
1,600	Japan Aviation Electronics Industry Ltd	24,833
4,300	Kinden Corp(a)	69,095
4,700	Kitz Corp	27,004
1,800	LafargeHolcim Ltd	97,336
33,000	Lee & Man Paper Manufacturing Ltd	28,936
700	MTU Aero Engines AG	162,423
4,700	Rengo Co Ltd	39,091
700	Sankyu Inc	26,356
1,500	Signify NV(a)(b)	71,574
2,200	Skanska AB Class B	56,848
1,000	SKF AB Class B	27,370
900	Tsubakimoto Chain Co(a)	23,144
1,700	Venture Corp Ltd	25,265
2,000	Wienerberger AG	68,056

See Notes to Schedule of Investments.

January 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 29, 2021 (Unaudited)
Shares		Fair Value
Industrial — (continued)
32,000	Xinyi Glass Holdings Ltd	$ 77,407
		2,003,141
Technology — 2.81%
310	ASML Holding NV	165,495
3,100	AVEVA Group PLC	153,808
160	Capgemini SE	23,122
1,000	CyberArk Software Ltd(a)	160,250
400	Dialog Semiconductor PLC(a)	25,179
1,400	DTS Corp(a)	29,833
4,500	Keywords Studios PLC(a)	167,874
7,600	Micro Focus International PLC(a)	45,823
54,000	PAX Global Technology Ltd	53,039
1,150	SAP SE	145,921
160	Siltronic AG	27,268
		997,612
Utilities — 0.58%
46,000	A2A SpA	74,602
4,100	AGL Energy Ltd	35,840
13,900	Drax Group PLC	71,114
1,100	Enagas SA	24,234
		205,790
TOTAL COMMON STOCK — 44.93% (Cost $15,218,042)		$15,946,062
PREFERRED STOCK
Consumer, Cyclical — 0.83%
1,600	Porsche Automobil Holding SE	111,128
Shares		Fair Value
Consumer, Cyclical — (continued)
8,900	Schaeffler AG	$ 70,333
600	Volkswagen AG	113,430
TOTAL PREFERRED STOCK — 0.83% (Cost $292,013)		$294,891
EXCHANGE TRADED FUNDS
5,853	iShares MSCI EAFE ETF	423,699

TOTAL EXCHANGE TRADED FUNDS — 1.20% (Cost $436,600)		$423,699
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.00%(c)
$1,000	U.S. Treasury Bills 0.06%, 04/08/2021	1,000
TOTAL SHORT TERM INVESTMENTS — 0.00%(c) (Cost $1,000)		$1,000
TOTAL INVESTMENTS — 46.96% (Cost $15,947,655)		$16,665,652
OTHER ASSETS & LIABILITIES, NET — 53.04%		$18,825,933
TOTAL NET ASSETS — 100.00%		$35,491,585

(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Represents less than 0.005% of net assets.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
At January 29, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Long
MSCI Emerging Markets Index Futures	165	USD	17,452,875	March 2021	$(142,300)
At January 29, 2021, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	59,389	CHF	52,699	April 15, 2021	$107
MEL	USD	10,490	EUR	9,000	February 01, 2021	(433)
See Notes to Schedule of Investments.

January 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 29, 2021 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	42,516	EUR	35,000	February 16, 2021	$29
MEL	USD	19,436	JPY	2,000,000	February 24, 2021	338
MEL	USD	22,116	JPY	2,300,000	April 15, 2021	140
					Net Appreciation	$181
Counterparty Abbreviations:
MEL	Mellon Capital
Currency Abbreviations
CHF	Swiss Franc
EUR	Euro Dollar
JPY	Japanese Yen
USD	U.S. Dollar
Summary of Investments by Country as of January 29, 2021.
Country	Fair Value	Percentage of Fund Investments
Japan	$3,209,043	19.26%
United Kingdom	2,735,514	16.41
Germany	1,866,577	11.20
Netherlands	1,174,953	7.05
France	1,173,535	7.04
Switzerland	1,086,719	6.52
Australia	997,476	5.99
Spain	735,575	4.41
Denmark	587,589	3.53
United States	424,699	2.55
Hong Kong	420,778	2.52
Italy	371,437	2.23
Sweden	343,728	2.06
Belgium	335,920	2.02
Austria	245,811	1.48
China	161,448	0.97
Israel	160,252	0.96
Argentina	151,258	0.91
Singapore	121,899	0.73
Norway	110,580	0.66
Canada	98,873	0.59
Finland	67,269	0.40
Malta	59,955	0.36
Ireland	24,743	0.15
United Arab Emirates	21	0.00
Total	$16,665,652	100.00%
See Notes to Schedule of Investments.

January 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

January 29, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of January 29, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$820,779	$15,125,283	$—	$15,946,062
Preferred Stock	—	294,891	—	294,891
Exchange Traded Funds	423,699	—	—	423,699
Short Term Investments	—	1,000	—	1,000
Total investments, at fair value:	1,244,478	15,421,174	0	16,665,652
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	614	—	614
Total Assets	$1,244,478	$15,421,788	$0	$16,666,266
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(433)	—	(433)
Futures Contracts(a)	$(142,300)	$—	$—	$(142,300)
Total Liabilities	$(142,300)	$(433)	$0	$(142,733)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the contract's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

January 29, 2021

Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 67 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $150,387 in forward contracts for the reporting period.

January 29, 2021